Expense Example, No Redemption {- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - AMCI PRO-11 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Dec. 30, 2020 USD ($)
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A
Expense Example, No Redemption:
1 Year	$ 724
3 Years	1,048
5 Years	1,397
10 Years	2,379
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class M
Expense Example, No Redemption:
1 Year	526
3 Years	913
5 Years	1,328
10 Years	2,484
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C
Expense Example, No Redemption:
1 Year	234
3 Years	739
5 Years	1,273
10 Years	2,736
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - Class I
Expense Example, No Redemption:
1 Year	132
3 Years	428
5 Years	749
10 Years	$ 1,658